UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TNIBX International Bond Fund
(USD Hedged) –
.
TTABX International Bond Fund
(USD Hedged)–
.
Advisor  Class
TNBMX International Bond Fund
(USD Hedged)–
.
I  Class
TRMZX International Bond Fund
(USD Hedged)–
.
Z Class

T. ROWE PRICE International Bond Fund (USD Hedged)
HIGHLIGHTS
The International Bond Fund (USD Hedged) underperformed its benchmark for the 12-month period ended December 31, 2022, but outperformed the Lipper peer group average.
The fund’s duration positioning was mixed but ultimately negative for the reporting period. An overweight duration posture in Hungary significantly weighed on results.
Given continued market volatility and a clouded outlook for economic growth, we moved to a more defensive position in our sector allocations over the period by gradually decreasing the fund’s exposures to credit while ending the year with a higher cash allocation.
The outlook for credit remains concerning, and we believe high-quality duration is more attractive primarily because central banks seem determined to tighten policy to keep inflation under control at the expense of an increasingly likely global recession.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE International Bond Fund (USD Hedged)
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE International Bond Fund (USD Hedged)

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Bond Fund (USD Hedged)
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide current income and capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The International Bond Fund (USD Hedged) returned -12.03% for the
12-month period ended December 31, 2022, underperforming the Bloomberg
Global Aggregate ex USD Bond (USD Hedged) Index but outperforming the Lipper peer group average. (Results for Advisor, I, and Z Class shares varied, reflecting different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Global fixed income markets
struggled over the past
year as higher interest rates
weighed on bond sectors.
Most global sovereign bond
yields rose as major central
banks remained hawkish and
hiked policy rates to fight
stubbornly high inflation.
Widening credit spreads
also pressured fixed income
markets, although spread
tightening in the fourth
quarter brought some relief
for fixed income investors.
(Credit spreads measure
the additional yield that
investors demand to hold a bond with credit risk compared with a high-quality government security with a comparable maturity.)
The fund’s duration positioning was mixed but ultimately negative for the reporting period. (Duration measures a bond’s sensitivity to changes in interest rates.) An overweight duration posture in Hungary significantly weighed on results. With the war in Ukraine exacerbating rising inflation for central and
Eastern Europe, Hungary’s central bank took an especially hawkish stance with rate increases. The National Bank of Hungary raised rates several times during
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
International Bond Fund
(USD Hedged) –
.
-3.65% -12.03%
International Bond
Fund (USD Hedged)–
.
Advisor  Class -3.77 -12.23
International Bond Fund
(USD Hedged)–
.
I  Class -3.43 -11.81
International Bond Fund
(USD Hedged)–
.
Z  Class -3.27 -11.43
Bloomberg Global
Aggregate
ex USD Bond (USD
Hedged) Index -2.03 -9.76
Lipper International Income
Funds Average -0.99 -14.16

T. ROWE PRICE International Bond Fund (USD Hedged)

the period and notably surprised markets in June by raising rates by 185 basis points to curb inflation and support the country’s struggling currency. After
June, Hungary’s central bank hiked rates further by a total of 525 basis points, and we believe the bank has likely hit its terminal rate in its hiking cycle.
However, duration positioning and holdings in developed market government debt contributed at times. With sovereign rates surging upward, underweight positioning in several countries benefited the portfolio’s relative returns. The fund’s shorter-than-benchmark duration posture in the eurozone and the UK notably outperformed earlier in the period. Underweight positions in Japan and
Canada and a short duration position in Poland also contributed.
The fund’s exposure to corporate credit sectors detracted overall as credit spreads widened throughout much of the year. Additionally, a short position in the high yield corporate market held later in the year dampened returns as high yield corporate bonds staged a rebound in the fourth quarter. On the other hand, holding exposure to inflation-linked securities from several countries benefited the fund significantly over the period and helped offset some of the detraction from our credit exposures. Inflation-indexed debt issued by
Germany, Japan, and Italy notably outperformed as global inflation data and expectations rose sharply in the first half of 2022 on the back of pandemic-
related disruptions to the global supply chain and Russia’s invasion of Ukraine.
Currency positioning was negative overall. A long position in the Hungarian forint weighed on performance. The currency struggled significantly and reached a historically low level versus the euro by the middle of the year as inflation, budget deficits, and the European Union's withholding of
€15.5 billion in recovery funds hampered the currency. We exited the position by October. Since our last report, the portfolio’s long exposure to the Japanese yen rebounded. After several months of underperformance for the yen against the backdrop of the Bank of Japan’s continued accommodative monetary stance, the central bank announced changes to its yield curve control measures.
Following the policy adjustment, the yen recorded its biggest daily gain versus the U.S. dollar since 1998.
How is the fund positioned?
Given continued market volatility and a clouded outlook for economic growth, we moved to a more defensive position in our sector allocations over the period. We gradually decreased the fund’s exposures in global investment-
grade and high yield corporate securities while ending the year with a higher cash allocation. We believe that having increased liquidity is important in case dislocations arise in the near term and we need to quickly redeploy assets.

T. ROWE PRICE International Bond Fund (USD Hedged)

Despite periods of spread
widening, we continued to
believe valuations looked
less attractive in credit and
favored owning duration
instead. Overall portfolio
duration increased over
the year, fueled by adding
exposure in high-quality
sovereigns like Germany,
Canada, and the UK. The
fund maintained duration
exposure in higher-quality,
lower-beta emerging markets
countries such as Malaysia,
Thailand, and Israel. After a
strong run of performance,
we eliminated German
and Italian inflation-linked
securities and ended the
period with an overall short
eurozone inflation-linked
exposure given less attractive
valuations and a possible
peak in inflation data.
However, these eliminations were somewhat offset by inflation-linked positions in Brazil, Canada, and Japan.
In currencies, our main shift over the period was adding to the U.S. dollar, the euro, and the Swiss franc. With the Federal Reserve (Fed) committed to aggressive policy rate hikes to slow the rise in inflation, we believed the currency could be supported through the near term, and we moved from a short position to long exposure in the dollar by March in anticipation of a larger-than-expected rate hike from the Fed. We added to the euro, while rotating away from central and Eastern European currencies like the Polish zloty, Czech koruna, and Hungarian forint, as the European Central Bank began its own rate hiking cycle. By the end of the period, the fund moved to an overall short position in the zloty. In July, we added to the portfolio’s long position in the Swiss franc versus the euro as the macroeconomic backdrop for the eurozone appeared to be deteriorating with the region facing a potential energy crisis in the winter.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that have
not been rated by any rating agency totaled -0.08% of
the portfolio at the end of the reporting period.
CREDIT QUALITY DIVERSIFICATION
International Bond Fund (USD Hedged)

T. ROWE PRICE International Bond Fund (USD Hedged)

The portfolio maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries that we find attractive. Overall derivative exposure added to absolute returns. The fund’s meaningful exposure to currency forward contracts contributed while interest rate derivatives had a negative impact on absolute performance.
What is portfolio management’s outlook?
Although we enter 2023 with the market hopeful that peak inflation is behind us and that central banks will pause rate hikes in the short term, we believe macro headwinds remain challenging. Data may increasingly show that a recession is already upon us in the U.S. and Europe but realized inflation and a tight labor market may limit the ability of central banks to stop hiking.
The outlook for credit remains concerning, and we believe high-quality duration is more attractive primarily because central banks seem determined to tighten policy to keep inflation under control at the expense of an increasingly likely global recession. While we believe we’re in a credit bear market, there may be tradeable bear market rallies, so we want to be positioned to take advantage of any bouncebacks.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE International Bond Fund (USD Hedged)

RISKS OF INTERNATIONAL BOND INVESTING
Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets, including unpredictable changes in currency values.
Investments in emerging markets are subject to abrupt and severe price declines, and should be regarded as speculative. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Some countries also have legacies of hyperinflation, currency devaluations, and governmental interference in markets.
International investments are subject to currency risk
,
a decline in the value
of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund’s holdings can be significant and long-lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries.
Bonds are also subject to interest rate risk
,
the decline in bond prices that
usually accompanies a rise in interest rates, and credit risk , the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg Global Aggregate ex USD Bond (USD
Hedged) Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and
Bloomberg does not approve, endorse, review, or recommend its products.
Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE International Bond Fund (USD Hedged)

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE International Bond Fund (USD Hedged)

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERNATIONAL BOND FUND (USD HEDGED)
*The Lipper International Income Funds Average is from 9/30/17.
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE International Bond Fund (USD Hedged)

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years
Since
Inception
Inception
Date
International Bond Fund (USD
Hedged) –
.
-12.03% 0.22% 0.45% 9/12/17
International Bond Fund (USD
Hedged)–
.
Advisor  Class -12.23 -0.10 0.10 9/12/17
International Bond Fund (USD
Hedged)–
.
I  Class -11.81 0.38 0.59 9/12/17
International Bond Fund (USD
Hedged)–
.
Z  Class -11.43 – -1.76 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor, I , and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE International Bond Fund (USD Hedged)

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
International Bond Fund (USD Hedged) 0.61%
International Bond Fund (USD Hedged)–Advisor Class 1.08
International Bond Fund (USD Hedged)–I Class 0.50
International Bond Fund (USD Hedged)–Z Class 0.50
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE International Bond Fund (USD Hedged)

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTERNATIONAL BOND FUND (USD HEDGED)
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $963.50 $3.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.32   3.92
Advisor Class
Actual   1,000.00   962.30   4.90
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.21   5.04
I Class
Actual   1,000.00   965.70   2.63
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.53   2.70
Z Class
Actual   1,000.00   967.30   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.77%,
the
2
Advisor Class was 0.99%, the
3
I Class was 0.53%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.91 $ 10.35 $ 9.98 $ 9.45 $ 10.06
Investment activities
Net investment income
(1)(2)
0.15 0.11 0.16 0.18 0.17
Net realized and unrealized gain/
loss (1.32) (0.28) 0.39 0.67 (0.01)
Total from investment activities (1.17) (0.17) 0.55 0.85 0.16
Distributions
Net investment income (0.15) (0.15) (0.02) (0.18) (0.17)
Net realized gain (0.68) (0.12) (0.06) (0.14) (0.60)
Tax return of capital — — (0.10) — —
Total distributions (0.83) (0.27) (0.18) (0.32) (0.77)
NET ASSET VALUE
End of period $ 7.91 $ 9.91 $ 10.35 $ 9.98 $ 9.45

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(12.03)% (1.66)% 5.59% 9.01% 1.56%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.75% 0.61% 0.64% 0.64% 0.67%
Net expenses after waivers/
payments by Price Associates 0.75% 0.61% 0.64% 0.64% 0.67%
Net investment income 1.65% 1.04% 1.55% 1.85% 1.70%
Portfolio turnover rate 74.6% 35.3% 49.4% 31.4% 22.5%
Net assets, end of period (in
millions) $76 $218 $579 $4,766 $4,164
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.90 $ 10.35 $ 9.98 $ 9.45 $ 10.05
Investment activities
Net investment income
(1)(2)
0.13 0.10 0.11 0.15 0.13
Net realized and unrealized gain/
loss (1.32) (0.32) 0.41 0.67 —
(3)
Total from investment activities (1.19) (0.22) 0.52 0.82 0.13
Distributions
Net investment income (0.13) (0.11) (0.02) (0.15) (0.13)
Net realized gain (0.68) (0.12) (0.06) (0.14) (0.60)
Tax return of capital — — (0.07) — —
Total distributions (0.81) (0.23) (0.15) (0.29) (0.73)
NET ASSET VALUE
End of period $ 7.90 $ 9.90 $ 10.35 $ 9.98 $ 9.45

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
(12.23)% (2.12)% 5.22% 8.63% 1.34%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.99% 1.08% 0.99% 1.18% 1.18%
Net expenses after waivers/
payments by Price Associates 0.99% 0.99% 0.99% 0.99% 0.99%
Net investment income 1.46% 1.03% 1.08% 1.51% 1.34%
Portfolio turnover rate 74.6% 35.3% 49.4% 31.4% 22.5%
Net assets, end of period (in
thousands) $81 $102 $106 $249 $236
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.91 $ 10.36 $ 9.99 $ 9.45 $ 10.06
Investment activities
Net investment income
(1)(2)
0.17 0.15 0.16 0.20 0.19
Net realized and unrealized gain/
loss (1.32) (0.32) 0.41 0.67 (0.02)
Total from investment activities (1.15) (0.17) 0.57 0.87 0.17
Distributions
Net investment income (0.17) (0.16) (0.03) (0.19) (0.18)
Net realized gain (0.68) (0.12) (0.06) (0.14) (0.60)
Tax return of capital — — (0.11) — —
Total distributions (0.85) (0.28) (0.20) (0.33) (0.78)
NET ASSET VALUE
End of period $ 7.91 $ 9.91 $ 10.36 $ 9.99 $ 9.45

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(11.81)% (1.64)% 5.72% 9.26% 1.70%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.53% 0.50% 0.51% 0.51% 0.53%
Net expenses after waivers/
payments by Price Associates 0.53% 0.50% 0.51% 0.51% 0.53%
Net investment income 1.91% 1.48% 1.64% 1.99% 1.86%
Portfolio turnover rate 74.6% 35.3% 49.4% 31.4% 22.5%
Net assets, end of period (in
millions) $1,246 $555 $422 $1,784 $1,320
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Bond Fund (USD Hedged)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9.92 $ 10.36 $ 9.73
Investment activities
Net investment income
(2)(3)
0.22 0.21 0.16
Net realized and unrealized gain/loss (1.33) (0.32) 0.67
Total from investment activities (1.11) (0.11) 0.83
Distributions
Net investment income (0.22) (0.21) (0.03)
Net realized gain (0.68) (0.12) (0.06)
Tax return of capital — — (0.11)
Total distributions (0.90) (0.33) (0.20)
NET ASSET VALUE
End of period $ 7.91 $ 9.92 $ 10.36
Ratios/Supplemental Data
Total return
(3)(4)
(11.43)% (1.05)% 8.57%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.51% 0.50% 0.50%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 2.44% 2.10% 1.94%
(5)
Portfolio turnover rate 74.6% 35.3% 49.4%
Net assets, end of period (in millions) $4,359 $5,334 $4,808
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2022

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 3.50%, 10/9/25 (EUR)  (1) 5,310,000 5,309
Republic of Albania, 3.50%, 6/16/27 (EUR)  (1) 4,085,000 3,916
Republic of Albania, 3.50%, 11/23/31 (EUR)  (1)(2) 11,810,000 10,301
Total Albania (Cost
$23,854
)
19,526
AUSTRALIA 1.5%
Corporate Bonds 0.2%
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 8,165
8,165
Government Bonds 1.3%
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  28,048,000 15,143
Commonwealth of Australia, Series 158, 1.25%, 5/21/32  53,848,000 28,744
New South Wales Treasury, Series 26, 4.00%, 5/20/26  46,975,600 31,982
75,869
Total Australia (Cost
$99,575
)
84,034
BRAZIL 0.7%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,200,000 5,287
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 4,898
Suzano Austria, 5.00%, 1/15/30 (USD)  5,800,000 5,440
15,625
Government Bonds 0.4%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  32,373,802 6,113
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  86,665,000 15,088
21,201
Total Brazil (Cost
$39,285
)
36,826
CANADA 5.3%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (1) 8,230,000 5,545
5,545

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77  (3) 27,134,000 17,900
17,900
Government Bonds 4.9%
Government of Canada, 1.25%, 3/1/27  319,546,000 216,036
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  63,414,473 57,054
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,440
276,530
Total Canada (Cost
$329,751
)
299,975
CHILE 0.3%
Corporate Bonds 0.3%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD)  (1) 12,060,000 11,265
Interchile, 4.50%, 6/30/56 (USD)  8,000,000 6,623
Total Chile (Cost
$19,197
)
17,888
CHINA 6.7%
Corporate Bonds 0.4%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR)  (1) 10,000,000 10,015
Tencent Holdings, 3.24%, 6/3/50 (USD)  10,200,000 6,467
Tencent Holdings, 3.84%, 4/22/51 (USD)  (2) 7,000,000 4,973
21,455
Government Bonds 6.3%
People's Republic of China, Series INBK, 2.60%, 9/1/32  860,000,000 121,088
People's Republic of China, Series INBK, 2.69%, 8/15/32  510,000,000 72,237
People's Republic of China, Series INBK, 3.02%, 5/27/31  270,000,000 39,310
People's Republic of China, Series INBK, 3.27%, 11/19/30  100,000,000 14,862
People's Republic of China, Series INBK, 3.32%, 4/15/52  180,000,000 26,436
People's Republic of China, Series INBK, 3.53%, 10/18/51  170,000,000 25,686
People's Republic of China, Series 1908, 4.00%, 6/24/69  80,000,000 13,256
People's Republic of China, Series 1915, 3.13%, 11/21/29  310,000,000 45,557
358,432
Total China (Cost
$376,777
)
379,887
COLOMBIA 0.2%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD)  (2) 5,800,000 5,698
Ecopetrol, 4.625%, 11/2/31 (USD)  6,760,000 5,177
Total Colombia (Cost
$12,840
)
10,875

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CYPRUS 0.6%
Government Bonds 0.6%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 15,584
Republic of Cyprus, 1.25%, 1/21/40  395,000 273
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,065
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 1,776
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,470
Republic of Cyprus, 2.75%, 5/3/49  (2) 2,832,000 2,410
Republic of Cyprus, 3.75%, 7/26/23  6,740,000 7,258
Total Cyprus (Cost
$42,358
)
31,836
CZECH REPUBLIC 1.8%
Government Bonds 1.8%
Republic of Czech, Series 89, 2.40%, 9/17/25  691,350,000 28,416
Republic of Czech, Series 105, 2.75%, 7/23/29  1,917,560,000 73,699
Total Czech Republic (Cost
$109,889
)
102,115
DENMARK 0.1%
Corporate Bonds 0.1%
Danske Bank, VR, 1.375%, 2/12/30 (EUR)  (3) 4,700,000 4,596
Total Denmark (Cost
$5,241
)
4,596
FRANCE 2.8%
Corporate Bonds 0.5%
Altice France, 3.375%, 1/15/28  (1) 505,000 405
Altice France, 5.875%, 2/1/27  (1) 1,305,000 1,216
BNP Paribas, VR, 2.125%, 1/23/27  (3) 9,300,000 9,271
BPCE, 1.125%, 1/18/23  3,000,000 3,209
Credit Agricole, 0.875%, 1/14/32  1,000,000 800
Credit Agricole, 1.00%, 9/16/24  5,800,000 5,968
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,118
25,987
Government Bonds 2.3%
Republic of France, 0.00%, 5/25/32  98,637,000 79,316
Republic of France, 1.25%, 5/25/36  (1) 65,636,000 54,508
133,824
Total France (Cost
$199,136
)
159,811

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
GERMANY 13.0%
Corporate Bonds 0.6%
Allianz, VR, 3.375%  (3)(4) 13,400,000 13,825
Gruenenthal, 3.625%, 11/15/26  (1) 990,000 966
Hannover Rueck, VR, 1.125%, 10/9/39  (3) 4,700,000 3,840
Hannover Rueck, VR, 1.75%, 10/8/40  (3) 4,800,000 3,971
TK Elevator Midco, 4.375%, 7/15/27  (1)(2) 2,745,000 2,599
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  1,300,000 1,248
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 4,971
Volkswagen Leasing, 1.625%, 8/15/25  (2) 5,350,000 5,374
36,794
Government Bonds 12.4%
Bundesobligation, Series 185, 0.00%, 4/16/27  (2) 162,482,000 155,896
Bundesobligation, Series 186, 1.30%, 10/15/27  181,955,000 183,637
Bundesrepublik Deutschland Bundesanleihe, 0.00%,
2/15/32  (2) 38,343,000 32,610
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  11,680,200 6,081
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32  322,416,000 319,497
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,983
701,704
Total Germany (Cost
$740,639
)
738,498
GREECE 0.2%
Government Bonds 0.2%
Hellenic Republic, 0.75%, 6/18/31  (1)(2) 17,599,000 13,973
Total Greece (Cost
$21,179
)
13,973
HUNGARY 1.4%
Government Bonds 1.4%
Republic of Hungary, 5.00%, 2/22/27 (EUR)  8,464,000 9,010
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  1,077,550,000 2,097
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  45,278,670,000 70,601
Total Hungary (Cost
$137,507
)
81,708
ICELAND 0.4%
Corporate Bonds 0.2%
Arion Banki, 1.00%, 3/20/23 (EUR)  5,500,000 5,863
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 7,379

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Landsbankinn, 1.00%, 5/30/23 (EUR)  1,000,000 1,058
14,300
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 9,147
9,147
Total Iceland (Cost
$28,902
)
23,447
INDIA 0.1%
Corporate Bonds 0.1%
ABJA Investment, 5.45%, 1/24/28 (USD)  (2) 7,256,000 7,092
Total India (Cost
$7,048
)
7,092
INDONESIA 0.9%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  8,300,000 6,477
6,477
Government Bonds 0.8%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 42,549
42,549
Total Indonesia (Cost
$61,976
)
49,026
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 1,949
Republic of Ireland, 2.00%, 2/18/45  5,630,000 4,721
Total Ireland (Cost
$10,777
)
6,670
ISRAEL 2.0%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD)  (1)(3) 6,450,000 5,549
Leviathan Bond, 6.50%, 6/30/27 (USD)  (1) 5,700,000 5,515
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  (2) 1,245,000 1,306
12,370
Government Bonds 1.8%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 17,865
State of Israel, Series 0142, 5.50%, 1/31/42  117,027,000 41,653

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
State of Israel, Series 0825, 1.75%, 8/31/25  153,957,436 41,640
101,158
Total Israel (Cost
$129,441
)
113,528
ITALY 1.1%
Corporate Bonds 0.6%
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 3,242
FCA Bank, 0.50%, 9/13/24  5,800,000 5,840
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  4,612,000 4,180
International Game Technology, 3.50%, 6/15/26  (1)(2) 2,410,000 2,445
International Game Technology, 3.50%, 6/15/26  (2) 4,550,000 4,615
Intesa Sanpaolo, 1.75%, 7/4/29  5,200,000 4,652
UniCredit, 2.00%, 3/4/23  5,086,000 5,439
UniCredit, VR, 4.875%, 2/20/29  (3) 6,100,000 6,441
36,854
Government Bonds 0.5%
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  37,508,000 26,310
26,310
Total Italy (Cost
$81,892
)
63,164
JAPAN 24.3%
Government Bonds 24.3%
Government of Japan, Series 27, 2.50%, 9/20/37  6,495,550,000 59,641
Government of Japan, Series 31, 2.20%, 9/20/39  4,702,950,000 41,508
Government of Japan, Series 44, 1.70%, 9/20/44  9,286,250,000 75,320
Government of Japan, Series 73, 0.70%, 12/20/51  586,150,000 3,579
Government of Japan, Series 74, 1.00%, 3/20/52  10,935,750,000 72,262
Government of Japan, Series 75, 1.30%, 6/20/52  10,616,750,000 76,116
Government of Japan, Series 76, 1.40%, 9/20/52  8,124,950,000 59,329
Government of Japan, Series 338, 0.40%, 3/20/25  11,668,850,000 89,609
Government of Japan Treasury Bills, Series 1113, (0.166)%,
1/16/23  43,123,000,000 328,604
Government of Japan Treasury Bills, Series 1119, (0.126)%,
5/10/23  43,000,000,000 327,776
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  5,258,844,600 40,907
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  8,814,452,400 68,837
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  10,046,765,000 78,456

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  7,037,523,009 55,569
Total Japan (Cost
$1,414,848
)
1,377,513
KUWAIT 0.2%
Corporate Bonds 0.2%
Equate Petrochemical, 2.625%, 4/28/28 (USD)  (1) 9,170,000 8,012
Equate Petrochemical, 2.625%, 4/28/28 (USD)  3,125,000 2,731
Total Kuwait (Cost
$12,035
)
10,743
LATVIA 1.1%
Government Bonds 1.1%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  (2) 64,671,000 61,940
Total Latvia (Cost
$71,212
)
61,940
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26  (1) 1,150,000 1,163
Total Lithuania (Cost
$1,298
)
1,163
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Altice Financing, 4.25%, 8/15/29  (1) 1,775,000 1,524
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 7,750
JAB Holdings, 2.00%, 5/18/28  (2) 5,900,000 5,618
Total Luxembourg (Cost
$20,406
)
14,892
MALAYSIA 3.8%
Corporate Bonds 0.0%
Axiata, 2.163%, 8/19/30 (USD)  (2) 3,210,000 2,595
2,595
Government Bonds 3.8%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  49,400,000 48,367
Government of Malaysia, Series 0120, 4.065%, 6/15/50  115,179,000 23,883
Government of Malaysia, Series 0216, 4.736%, 3/15/46  310,065,000 72,279
Government of Malaysia, Series 0318, 4.642%, 11/7/33  121,750,000 28,828
Government of Malaysia, Series 0413, 3.844%, 4/15/33  51,500,000 11,420

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, Series 0518, 4.921%, 7/6/48  119,656,000 28,352
213,129
Total Malaysia (Cost
$228,018
)
215,724
MEXICO 1.1%
Corporate Bonds 0.3%
America Movil, 5.75%, 6/28/30 (GBP)  4,930,000 6,044
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (3) 11,800,000 10,611
16,655
Government Bonds 0.8%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  35,958,000 38,547
United Mexican States, Series M 20, 8.50%, 5/31/29  163,115,000 8,147
46,694
Total Mexico (Cost
$70,684
)
63,349
NETHERLANDS 0.3%
Corporate Bonds 0.3%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 110
LeasePlan, VR, 7.375%  (3)(4) 8,200,000 8,691
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 5,244
Trivium Packaging Finance, 3.75%, 8/15/26  (1) 710,000 690
Ziggo, 2.875%, 1/15/30  (2) 2,720,000 2,323
Total Netherlands (Cost
$19,415
)
17,058
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR)  (1) 12,000,000 10,092
Total North Macedonia (Cost
$14,298
)
10,092
NORWAY 0.2%
Government Bonds 0.2%
Kingdom of Norway, Series 476, 3.00%, 3/14/24  (1) 104,912,000 10,686
Total Norway (Cost
$12,802
)
10,686
PERU 0.1%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD)  (3) 6,175,000 5,606
Total Peru (Cost
$6,273
)
5,606

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,222
Total Philippines (Cost
$5,091
)
4,222
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR)  (1) 1,740,000 1,546
Total Poland (Cost
$2,075
)
1,546
PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 6.888%, 12/7/27  (3) 3,900,000 3,649
Total Portugal (Cost
$4,411
)
3,649
QATAR 0.1%
Corporate Bonds 0.1%
QNB Finance, 2.75%, 2/12/27 (USD)  (2) 8,200,000 7,547
Total Qatar (Cost
$7,877
)
7,547
ROMANIA 1.0%
Government Bonds 1.0%
Republic of Romania, 2.125%, 3/7/28 (EUR)  (1) 12,830,000 11,503
Republic of Romania, 2.875%, 10/28/24 (EUR)  (2) 2,725,000 2,877
Republic of Romania, 2.875%, 5/26/28 (EUR)  (2) 16,560,000 15,395
Republic of Romania, 2.875%, 3/11/29 (EUR)  (2) 3,963,000 3,514
Republic of Romania, 3.624%, 5/26/30 (EUR)  23,390,000 20,554
Total Romania (Cost
$69,755
)
53,843
SAUDI ARABIA 0.2%
Corporate Bonds 0.1%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  4,330,000 4,206
4,206
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,800,000 5,205
5,205
Total Saudi Arabia (Cost
$9,793
)
9,411

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.3%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR)  (2)(5) 1,505,312 1,175
United Group, 4.625%, 8/15/28 (EUR)  (1) 3,105,000 2,460
3,635
Government Bonds 1.2%
Republic of Serbia, 1.00%, 9/23/28 (EUR)  (1) 26,075,000 20,080
Republic of Serbia, 1.50%, 6/26/29 (EUR)  (1) 14,635,000 11,277
Republic of Serbia, 1.65%, 3/3/33 (EUR)  10,435,000 6,806
Republic of Serbia, 2.05%, 9/23/36 (EUR)  (1) 13,065,000 7,922
Republic of Serbia, 2.05%, 9/23/36 (EUR)  12,725,000 7,715
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  2,276,590,000 17,308
71,108
Total Serbia (Cost
$109,236
)
74,743
SINGAPORE 3.3%
Government Bonds 3.3%
Government of Singapore, 0.50%, 11/1/25  44,175,000 30,845
Government of Singapore, 1.625%, 7/1/31  53,221,000 35,376
Government of Singapore, 2.375%, 6/1/25  15,670,000 11,546
Government of Singapore, 2.875%, 7/1/29  149,773,000 110,672
Total Singapore (Cost
$184,166
)
188,439
SLOVENIA 1.1%
Government Bonds 1.1%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35  (2) 11,285,000 9,254
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  34,752,000 32,528
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  (2) 7,145,000 6,803
Republic of Slovenia, Series RS78, 1.75%, 11/3/40  (2) 14,425,000 10,887
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  (2) 4,975,000 3,961
Total Slovenia (Cost
$90,304
)
63,433
SPAIN 0.6%
Corporate Bonds 0.6%
Abertis Infraestructuras, 3.00%, 3/27/31  (2) 4,300,000 3,971
Banco de Sabadell, VR, 0.875%, 6/16/28  (3) 4,000,000 3,435
Banco Santander, 1.125%, 1/17/25  5,800,000 5,890
CaixaBank, VR, 2.75%, 7/14/28  (3) 9,400,000 9,869

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Cellnex Telecom, 1.75%, 10/23/30  4,800,000 3,955
Cirsa Finance International, 6.25%, 12/20/23  (2) 410,256 435
Cirsa Finance International, 6.25%, 12/20/23  (1) 890,497 944
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,173
Total Spain (Cost
$43,167
)
35,672
SWEDEN 2.2%
Corporate Bonds 0.2%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  6,390,000 6,315
Tele2, 0.75%, 3/23/31 (EUR)  4,600,000 3,721
Verisure Holding, 3.875%, 7/15/26 (EUR)  (1) 1,600,000 1,544
11,580
Government Bonds 2.0%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  (1)(2) 1,214,390,000 115,291
115,291
Total Sweden (Cost
$140,920
)
126,871
SWITZERLAND 0.0%
Corporate Bonds 0.0%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR)  (3) 2,131,000 2,258
Total Switzerland (Cost
$2,936
)
2,258
THAILAND 2.2%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (3) 9,700,000 8,127
8,127
Government Bonds 2.0%
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 3,667
Kingdom of Thailand, 2.00%, 12/17/31  3,200,559,000 89,087
Kingdom of Thailand, 3.65%, 6/20/31  694,772,000 21,890
114,644
Total Thailand (Cost
$128,661
)
122,771
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
EMG SUKUK, 4.564%, 6/18/24 (USD)  5,800,000 5,731
Total United Arab Emirates (Cost
$5,967
)
5,731

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 8.8%
Corporate Bonds 1.4%
Barclays, VR, 1.106%, 5/12/32 (EUR)  (3) 6,000,000 4,692
Bellis Acquisition, 3.25%, 2/16/26  (1) 1,450,000 1,421
Crh Finance U.K., 4.125%, 12/2/29  10,000,000 10,961
Deuce Finco, 5.50%, 6/15/27  (1) 1,600,000 1,539
Eastern Power Networks, 5.75%, 3/8/24  62,000 75
Jerrold Finco, 4.875%, 1/15/26  (1) 580,000 600
Legal & General Group, VR, 5.375%, 10/27/45  (3) 5,685,000 6,684
Marks & Spencer, 6.00%, 6/12/25  1,713,000 1,990
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR)  (3) 2,770,000 2,764
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR)  (3) 5,050,000 5,094
Next Group, 3.625%, 5/18/28  (2) 7,491,000 7,974
Next Group, 4.375%, 10/2/26  982,000 1,123
Severn Trent Utilities Finance, 6.125%, 2/26/24  206,000 251
Sky, 1.875%, 11/24/23 (EUR)  5,244,000 5,563
Standard Chartered, VR, 2.50%, 9/9/30 (EUR)  (3) 9,070,000 8,919
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,071
Tesco Corporate Treasury Services, 1.875%, 11/2/28  4,850,000 4,789
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  (1) 5,145,000 4,733
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 5,179
79,422
Government Bonds 7.4%
United Kingdom Gilt, 0.625%, 6/7/25  55,319,000 62,397
United Kingdom Gilt, 0.625%, 10/22/50  22,419,000 12,058
United Kingdom Gilt, 4.25%, 6/7/32  238,931,000 301,854
United Kingdom Gilt, 4.25%, 12/7/46  35,581,797 44,144
420,453
Total United Kingdom (Cost
$613,260
)
499,875
UNITED STATES 2.7%
Corporate Bonds 2.5%
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 4,232
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 4,867
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR)  (1) 5,325,000 4,131
Bank of America, 2.375%, 6/19/24 (EUR)  5,000,000 5,282
Bank of America, VR, 1.379%, 2/7/25 (EUR)  (3) 5,786,000 6,018
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 8,455
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  1,450,000 1,274
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,393
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 4,612
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  (2) 9,220,000 9,802

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 9,592
Encore Capital Group, 4.875%, 10/15/25 (EUR)  (1) 3,480,000 3,464
Fiserv, 0.375%, 7/1/23 (EUR)  1,090,000 1,154
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 9,872
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 9,545
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 5,950
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,116
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  (1) 2,975,000 2,767
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,392
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,639
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR)  (1) 6,160,000 5,146
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR)  (3) 4,931,000 4,539
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR)  (3) 3,049,000 3,208
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 5,092
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 4,339
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 797
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,629
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,252
Westlake, 1.625%, 7/17/29 (EUR)  14,435,000 12,394
143,953
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (6)(7) 22,245,826 9,732
9,732
Total United States (Cost
$191,743
)
153,685
SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.30%  (8)(9) 61,994,152 61,994
61,994
U.S. Treasury Obligations 6.1%
U.S. Treasury Bills, 3.262%, 1/26/23  (10) 349,239,000 348,339
348,339
Total Short-Term Investments (Cost $410,449) 410,333

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.30%  (8)(9) 170,500,480 170,500
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 170,500
Total Securities Lending Collateral (Cost $170,500) 170,500
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / JPY
Put, 2/17/23 @
JPY128.80  (7) 1 58,400 847
Citibank
USD / EUR Call,
12/30/22 @
EUR0.97  (7) 1 133,725 —
Citibank
USD / GBP
Call, 2/3/23 @
GBP1.19  (7) 1 117,505 1,003
Morgan Stanley
USD / EUR
Call, 1/6/23 @
EUR0.99  (7) 1 134,800 —
Morgan Stanley
USD / JPY
Put, 3/17/23 @
JPY127.85  (7) 1 58,400 987
UBS Investment Bank
USD / CAD
Call, 3/3/23 @
CAD1.39  (7) 1 117,700 554
UBS Investment Bank
USD / EUR Call,
12/30/22 @
EUR0.99  (7) 1 134,900 —
Total Options Purchased (Cost $5,707) 3,391
Total Investments in Securities
105.1% of Net Assets
(Cost $6,544,571) $ 5,971,161

T. ROWE PRICE International Bond Fund (USD Hedged)

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$362,062 and represents 6.4% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Non-income producing
(8) Seven-day yield
(9) Affiliated Companies
(10) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (1.2)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) 17,964 129 (295) 424
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) 12,470 (494) (437) (57)
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) 9,200 61 (167) 228
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 16,500 119 (36) 155
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) 6,635 36 (186) 222
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) 4,911 35 (15) 50
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) 2,801 15 (64) 79
Total Greece (1,200) 1,101
Total Bilateral Credit Default Swaps, Protection Sold (1,200) 1,101
Total Bilateral Swaps (1,200) 1,101

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (1.2)%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 233,665 (2,914) 4,678 (7,592)
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/27 109,340 (77) 2,374 (2,451)
Total Foreign/Europe (10,043)
Germany 0.0%
Protection Bought (Relevant Credit:
LANXESS AG), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 * 13,200 650 1,115 (465)
Total Germany (465)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (10,508)
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 3,700 — 39 (39)
Total Greece (39)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (39)
Interest Rate Swaps (1.1)%
Czech Republic 0.1%
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/21/27 451,320 1,292 1 1,291
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 227,041 698 — 698
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 7.260% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 449,939 1,426 — 1,426
Total Czech Republic 3,415

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Foreign/Europe (1.2)%
4 Year Interest Rate Swap, Receive Fixed
(0.090)% Annually, Pay Variable 2.198%
(6M EURIBOR) Semi-Annually, 11/4/25 27,310 (2,736) — (2,736)
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable 2.038%
(6M EURIBOR) Semi-Annually, 10/20/25 36,080 (3,645) — (3,645)
5 Year Interest Rate Swap, Receive Fixed
3.160% Annually, Pay Variable 2.752% (6M
EURIBOR) Semi-Annually, 12/30/27 200,750 (765) — (765)
7 Year Interest Rate Swap, Receive Fixed
(0.057)% Annually, Pay Variable 2.294%
(6M EURIBOR) Semi-Annually, 5/19/28 33,000 (5,751) — (5,751)
7 Year Interest Rate Swap, Receive Fixed
(0.079)% Annually, Pay Variable 2.703%
(6M EURIBOR) Semi-Annually, 6/29/28 7,869 (1,392) 1 (1,393)
7 Year Interest Rate Swap, Receive Fixed
(0.094)% Annually, Pay Variable 2.701%
(6M EURIBOR) Semi-Annually, 6/28/28 7,800 (1,388) — (1,388)
7 Year Interest Rate Swap, Receive Fixed
(0.100)% Annually, Pay Variable 2.405%
(6M EURIBOR) Semi-Annually, 6/3/28 3,300 (585) — (585)
7 Year Interest Rate Swap, Receive Fixed
(0.101)% Annually, Pay Variable 2.442%
(6M EURIBOR) Semi-Annually, 6/1/28 21,200 (3,764) — (3,764)
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 2.519% (6M
EURIBOR) Semi-Annually, 12/17/29 47,260 (1,721) — (1,721)
9 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable 1.740%
(6M EURIBOR) Semi-Annually, 9/22/27 600 68 1 67
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 1.203% (6M
EURIBOR) Semi-Annually, 3/2/32 143,450 (28,008) — (28,008)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 1.809% (6M
EURIBOR) Semi-Annually, 4/5/32 49,550 (8,030) — (8,030)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 2.057% (6M
EURIBOR) Semi-Annually, 4/21/32 30,272 (3,799) — (3,799)
10 Year Interest Rate Swap, Receive Fixed
1.640% Annually, Pay Variable 2.130% (6M
EURIBOR) Semi-Annually, 5/3/32 30,750 (3,832) — (3,832)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 2.436% (6M
EURIBOR) Semi-Annually, 11/30/32 4,760 (217) — (217)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 2.436% (6M
EURIBOR) Semi-Annually, 11/30/32 2,040 (91) — (91)
10 Year Interest Rate Swap, Receive Fixed
2.702% Annually, Pay Variable 2.338% (6M
EURIBOR) Semi-Annually, 11/24/32 3,600 (156) 1 (157)
10 Year Interest Rate Swap, Receive Fixed
2.712% Annually, Pay Variable 2.338% (6M
EURIBOR) Semi-Annually, 11/24/32 1,200 (50) 1 (51)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 2.327% (6M
EURIBOR) Semi-Annually, 11/23/32 88,800 (3,619) — (3,619)
10 Year Interest Rate Swap, Receive Fixed
2.735% Annually, Pay Variable 2.294% (6M
EURIBOR) Semi-Annually, 11/22/32 4,585 (185) — (185)
10 Year Interest Rate Swap, Receive Fixed
2.742% Annually, Pay Variable 2.294% (6M
EURIBOR) Semi-Annually, 11/22/32 13,400 (529) — (529)
10 Year Interest Rate Swap, Receive Fixed
2.796% Annually, Pay Variable 2.300% (6M
EURIBOR) Semi-Annually, 11/17/32 2,890 (99) 1 (100)
10 Year Interest Rate Swap, Receive Fixed
2.803% Annually, Pay Variable 2.311% (6M
EURIBOR) Semi-Annually, 11/18/32 4,912 (166) 1 (167)
10 Year Interest Rate Swap, Receive Fixed
2.822% Annually, Pay Variable 2.300% (6M
EURIBOR) Semi-Annually, 11/17/32 19,300 (620) 1 (621)
Total Foreign/Europe (71,087)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 10.715%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (3,282) — (3,282)
Total Mexico (3,282)
Poland 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29 32,824 1,792 1 1,791
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 7.570%
(6M PLN WIBOR) Semi-Annually, 10/22/29 22,976 1,252 — 1,252

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
2.850% Annually, Receive Variable 7.470%
(6M PLN WIBOR) Semi-Annually, 4/6/28 15,800 496 — 496
10 Year Interest Rate Swap, Pay Fixed
2.910% Annually, Receive Variable 7.320%
(6M PLN WIBOR) Semi-Annually, 3/27/28 16,200 498 1 497
10 Year Interest Rate Swap, Pay Fixed
2.920% Annually, Receive Variable 7.780%
(6M PLN WIBOR) Semi-Annually, 5/7/28 16,100 491 — 491
10 Year Interest Rate Swap, Pay Fixed
3.030% Annually, Receive Variable 7.600%
(6M PLN WIBOR) Semi-Annually, 5/18/28 10,100 292 — 292
10 Year Interest Rate Swap, Pay Fixed
3.075% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/27/28 8,000 234 — 234
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/13/28 15,931 456 — 456
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/14/28 12,062 344 1 343
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/12/28 10,007 286 1 285
Total Poland 6,137
Total Centrally Cleared Interest Rate Swaps (64,817)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.573% at Maturity, Pay
Variable (Change in CPI) at Maturity,
12/15/27 82,450 (688) — (688)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Receive Fixed 2.575% at Maturity, Pay
Variable (Change in CPI) at Maturity,
12/15/27 82,450 (678) — (678)
Total Foreign/Europe (1,366)
Total Centrally Cleared Zero-Coupon Inflation Swaps (1,366)
Total Centrally Cleared Swaps (76,730)
Net payments (receipts) of variation margin to date 70,858
Variation margin receivable (payable) on centrally cleared swaps $ (5,872)
* Credit ratings as of December 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/20/23 USD 74,456 JPY 10,222,091 $ (3,653)
Bank of America 1/31/23 USD 2,871 EUR 2,876 (215)
Bank of America 2/24/23 GBP 3,734 USD 4,459 62
Bank of America 2/24/23 USD 17,069 GBP 14,396 (359)
Bank of America 2/24/23 USD 6,740 SEK 71,034 (89)
Barclays Bank 2/24/23 USD 3,675 SEK 40,890 (256)
BNP Paribas 1/19/23 CLP 13,852,299 USD 14,651 1,650
BNP Paribas 1/19/23 USD 46,741 CLP 46,059,210 (7,459)
BNP Paribas 1/20/23 USD 239,323 JPY 34,142,548 (21,567)
BNP Paribas 1/31/23 USD 469,996 EUR 477,938 (42,764)
BNP Paribas 2/24/23 USD 11,234 EUR 10,865 (442)
BNP Paribas 2/24/23 USD 67,201 GBP 55,409 119
BNP Paribas 3/2/23 USD 13,934 BRL 75,620 (222)
BNP Paribas 3/10/23 USD 10,078 MYR 44,697 (173)
Canadian Imperial Bank
of Commerce 1/20/23 CAD 101,890 USD 75,095 164
Citibank 1/13/23 USD 251,070 CNH 1,810,456 (10,823)
Citibank 1/13/23 USD 16,826 MXN 343,537 (755)
Citibank 1/13/23 ZAR 469,475 USD 25,886 1,709
Citibank 1/19/23 CLP 3,485,960 USD 3,672 430
Citibank 1/19/23 ILS 186,147 USD 52,767 235
Citibank 1/19/23 ILS 3,727 USD 1,067 (5)
Citibank 1/19/23 USD 140,625 ILS 483,571 2,937
Citibank 1/19/23 USD 24,547 INR 2,014,181 228
Citibank 1/19/23 USD 1,019 INR 84,399 —
Citibank 1/20/23 CAD 8,453 USD 6,191 53
Citibank 1/20/23 CAD 94,508 USD 70,406 (600)
Citibank 1/20/23 JPY 9,563,422 USD 71,061 2,015
Citibank 1/20/23 USD 80,440 AUD 124,663 (4,512)
Citibank 1/20/23 USD 17,429 CAD 24,287 (510)
Citibank 1/20/23 USD 20,124 JPY 2,936,403 (2,314)
Citibank 2/24/23 EUR 3,369 USD 3,521 99
Citibank 2/24/23 USD 507 EUR 501 (31)
Citibank 2/24/23 USD 43,077 GBP 35,423 191
Citibank 2/24/23 USD 39,528 SEK 410,573 55
Citibank 3/10/23 USD 4,904 THB 171,185 (73)
Citibank 3/17/23 USD 6,456 RSD 717,873 (93)
Citibank 3/17/23 USD 11,980 SGD 16,169 (108)
Citibank 3/24/23 EUR 43,296 USD 46,452 165
Deutsche Bank 1/13/23 USD 57,263 HUF 25,419,795 (10,595)
Deutsche Bank 1/13/23 USD 4,780 MXN 93,817 (21)
Deutsche Bank 1/19/23 USD 855 INR 70,332 6

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 1/20/23 USD 8,230 CAD 11,000 $ 105
Deutsche Bank 1/20/23 USD 313,088 JPY 44,022,621 (23,298)
Deutsche Bank 2/24/23 USD 4,872 GBP 4,111 (105)
Deutsche Bank 3/10/23 USD 108,223 THB 3,783,202 (1,759)
Deutsche Bank 3/24/23 USD 595,058 EUR 568,335 (16,865)
Goldman Sachs 1/13/23 USD 2,708 CZK 65,726 (198)
Goldman Sachs 1/19/23 INR 3,747,451 USD 45,514 (268)
Goldman Sachs 1/19/23 USD 875 INR 72,442 1
Goldman Sachs 1/19/23 USD 26,951 TWD 854,227 (903)
Goldman Sachs 1/20/23 USD 3,192 JPY 460,477 (327)
Goldman Sachs 2/24/23 USD 3,781 SEK 40,433 (106)
Goldman Sachs 3/24/23 USD 1,190 EUR 1,139 (37)
HSBC Bank 1/13/23 USD 171,435 CNH 1,230,297 (6,534)
HSBC Bank 1/19/23 CLP 3,516,939 USD 3,725 414
HSBC Bank 1/20/23 JPY 6,897,119 USD 47,424 5,279
HSBC Bank 1/31/23 EUR 1,381 USD 1,427 55
HSBC Bank 1/31/23 USD 10,200 EUR 9,996 (525)
HSBC Bank 2/24/23 USD 347,730 EUR 343,741 (21,651)
HSBC Bank 2/24/23 USD 14,175 GBP 11,651 70
HSBC Bank 3/10/23 USD 65,671 MYR 293,120 (1,557)
HSBC Bank 3/17/23 USD 238,966 CNH 1,652,313 (1,220)
JPMorgan Chase 1/13/23 USD 77,098 CNH 555,858 (3,311)
JPMorgan Chase 1/13/23 USD 38,739 MXN 786,393 (1,506)
JPMorgan Chase 1/20/23 CHF 4,154 USD 4,409 95
JPMorgan Chase 1/20/23 JPY 1,207,122 USD 8,307 917
JPMorgan Chase 1/20/23 USD 5,513 AUD 8,241 (103)
JPMorgan Chase 1/31/23 USD 5,699 EUR 5,481 (182)
JPMorgan Chase 2/17/23 USD 8,692 RSD 1,026,344 (673)
JPMorgan Chase 2/24/23 EUR 1,097 USD 1,146 33
JPMorgan Chase 2/24/23 USD 2,858 GBP 2,406 (55)
JPMorgan Chase 3/17/23 USD 7,895 SGD 10,618 (42)
Morgan Stanley 1/19/23 CLP 12,793,908 USD 13,244 1,812
Morgan Stanley 1/20/23 CHF 3,649 USD 3,639 316
Morgan Stanley 1/20/23 USD 348,296 JPY 51,252,908 (43,339)
Morgan Stanley 2/24/23 EUR 3,965 USD 4,130 131
Morgan Stanley 2/24/23 GBP 3,852 USD 4,633 30
Morgan Stanley 2/24/23 USD 301,924 GBP 253,667 (5,185)
Morgan Stanley 3/2/23 USD 7,399 BRL 40,718 (224)
RBC Dominion Securities 1/20/23 AUD 7,223 USD 4,912 10
RBC Dominion Securities 1/20/23 JPY 2,977,067 USD 20,484 2,264
RBC Dominion Securities 1/20/23 USD 203,562 CAD 273,343 1,664
RBC Dominion Securities 1/20/23 USD 7,697 CAD 10,573 (113)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 1/20/23 USD 7,143 CAD 9,622 $ 36
Standard Chartered 1/20/23 USD 15,070 JPY 2,204,208 (1,773)
Standard Chartered 3/10/23 USD 89,624 MYR 392,906 (490)
State Street 1/13/23 CNH 2,037,764 USD 281,343 13,432
State Street 1/13/23 CZK 89,903 USD 3,616 358
State Street 1/13/23 USD 15,201 CNH 110,952 (849)
State Street 1/13/23 USD 7,068 CZK 167,516 (338)
State Street 1/13/23 USD 9,432 HUF 3,802,462 (719)
State Street 1/19/23 USD 1,651 ILS 5,853 (16)
State Street 1/19/23 USD 5,147 INR 422,299 48
State Street 1/20/23 CAD 141,551 USD 103,543 1,010
State Street 1/20/23 CHF 3,478 USD 3,674 96
State Street 1/20/23 JPY 17,503,706 USD 133,069 680
State Street 1/20/23 USD 4,624 AUD 6,946 (110)
State Street 1/20/23 USD 17,035 CAD 22,712 259
State Street 1/20/23 USD 336,798 CAD 461,656 (4,194)
State Street 1/20/23 USD 466,902 JPY 66,921,647 (44,461)
State Street 1/20/23 USD 10,805 NOK 113,988 (840)
State Street 1/31/23 USD 78,960 EUR 79,118 (5,922)
State Street 2/24/23 EUR 71,135 USD 75,754 687
State Street 2/24/23 GBP 18,476 USD 22,293 76
State Street 2/24/23 GBP 5,343 USD 6,548 (80)
State Street 2/24/23 USD 303,773 EUR 299,296 (17,848)
State Street 2/24/23 USD 12,196 GBP 10,028 55
State Street 2/24/23 USD 188,100 GBP 157,689 (2,811)
State Street 3/17/23 USD 146,705 SGD 198,247 (1,495)
State Street 3/24/23 USD 51,246 EUR 49,357 (1,897)
UBS Investment Bank 1/13/23 USD 92,304 CZK 2,316,764 (10,122)
UBS Investment Bank 1/13/23 USD 27,083 ZAR 469,475 (512)
UBS Investment Bank 1/19/23 CLP 22,133,538 USD 23,217 2,829
UBS Investment Bank 1/19/23 INR 936,863 USD 11,359 (48)
UBS Investment Bank 1/19/23 USD 23,863 CLP 23,202,760 (3,441)
UBS Investment Bank 1/19/23 USD 27,455 INR 2,249,539 295
UBS Investment Bank 1/20/23 CHF 142,947 USD 144,114 10,851
UBS Investment Bank 1/20/23 JPY 4,727,251 USD 32,620 3,502
UBS Investment Bank 1/20/23 USD 92,151 AUD 147,805 (8,572)
UBS Investment Bank 1/20/23 USD 17,426 CAD 24,287 (513)
UBS Investment Bank 1/20/23 USD 6,121 CHF 5,632 15
UBS Investment Bank 1/20/23 USD 45,749 CHF 43,442 (1,345)
UBS Investment Bank 2/17/23 USD 58,306 PLN 282,912 (5,997)
UBS Investment Bank 2/24/23 EUR 30,595 USD 32,448 429
UBS Investment Bank 2/24/23 USD 65,916 SEK 684,288 127

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 3/17/23 USD 21,745 SGD 29,457 $ (275)
UBS Investment Bank 3/24/23 EUR 2,883 USD 3,093 11
Wells Fargo 1/19/23 CLP 13,479,325 USD 14,032 1,830
Net unrealized gain (loss) on open forward
currency exchange contracts $ (292,453)

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 4,255 Commonwealth of Australia three year
bond contracts 3/23 309,392 $ (4,155)
Short, 566 Euro BTP contracts 3/23 (65,992) 1,506
Long, 1,018 Euro SCHATZ contracts 3/23 114,878 (1,223)
Long, 2,091 Government of Canada ten year bond
contracts 3/23 189,256 (6,826)
Short, 187 Government of Japan ten year bond
contracts 3/23 (207,262) 3,845
Long, 935 Republic of South Korea ten year bond
contracts 3/23 81,299 (2,499)
Long, 5,372 Republic of South Korea three year bond
contracts 3/23 439,489 (3,701)
Net payments (receipts) of variation margin to date 13,203
Variation margin receivable (payable) on open futures contracts $ 150

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 2,948++
Totals $ —# $ — $ 2,948+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 172,562  ¤   ¤ $ 232,494
Total $ 232,494^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $2,948 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $232,494.

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,544,571) $ 5,971,161
Receivable for investment securities sold 143,392
Unrealized gain on forward currency exchange contracts 59,940
Interest receivable 37,689
Foreign currency (cost $9,248) 9,272
Receivable for shares sold 7,008
Due from affiliates 1,900
Unrealized gain on bilateral swaps 1,158
Cash 800
Variation margin receivable on futures contracts 150
Other assets 6,106
Total assets 6,238,576
Liabilities
Unrealized loss on forward currency exchange contracts 352,393
Obligation to return securities lending collateral 170,500
Payable for shares redeemed 20,675
Variation margin payable on centrally cleared swaps 5,872
Investment management fees payable 2,404
Bilateral swap premiums received 1,200
Unrealized loss on bilateral swaps 57
Payable to directors 3
Other liabilities 5,132
Total liabilities 558,236
NET ASSETS $ 5,680,340

T. ROWE PRICE International Bond Fund (USD Hedged)
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,328,144)
Paid-in capital applicable to 717,998,704 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 7,008,484
NET ASSETS $ 5,680,340
NET ASSET VALUE PER SHARE
Investor Class
($75,578,511 / 9,554,175 shares outstanding) $ 7.91
Advisor Class
($81,247 / 10,288 shares outstanding) $ 7.90
I Class
($1,246,023,183 / 157,431,476 shares outstanding) $ 7.91
Z Class
($4,358,656,814 / 551,002,765 shares outstanding) $ 7.91

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $492) $ 133,960
Dividend 2,948
Securities lending 861
Total income 137,769
Expenses
Investment management 27,353
Shareholder servicing
Investor Class $ 224
I Class 87 311
Prospectus and shareholder reports
Investor Class 30
I Class 80
Z Class 4 114
Custody and accounting 1,137
Registration 110
Legal and audit 46
Directors 14
Miscellaneous 49
Waived / paid by Price Associates (24,558)
Total expenses 4,576
Net investment income 133,193

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $319) (480,990)
Futures (73,194)
Swaps (4,610)
Options written (3,308)
Forward currency exchange contracts 723,276
Foreign currency transactions (7,249)
Net realized gain 153,925
Change in net unrealized gain / loss
Securities (563,612)
Futures (16,045)
Swaps (83,379)
Forward currency exchange contracts (317,242)
Other assets and liabilities denominated in foreign currencies 998
Change in net unrealized gain / loss (979,280)
Net realized and unrealized gain / loss (825,355)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (692,162)

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 133,193 $ 120,391
Net realized gain 153,925 155,711
Change in net unrealized gain / loss (979,280) (344,801)
Decrease in net assets from operations (692,162) (68,699)
Distributions to shareholders
Net earnings
Investor Class (7,863) (6,990)
Advisor Class (8) (2)
I Class (111,790) (14,542)
Z Class (466,548) (173,298)
Decrease in net assets from distributions (586,209) (194,832)
Capital share transactions
*
(1)
Shares sold
Investor Class 51,366 69,664
I Class 958,606 157,082
Z Class 417,201 1,527,670
Distributions reinvested
Investor Class 7,708 6,507
I Class 111,592 14,542
Z Class 466,454 173,262
Shares redeemed
Investor Class (180,257) (420,112)
I Class (177,930) (16,804)
Z Class (803,344) (950,635)
Increase in net assets from capital share transactions 851,396 561,176

T. ROWE PRICE International Bond Fund (USD Hedged)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (426,975) 297,645
Beginning of period 6,107,315 5,809,670
End of period $ 5,680,340 $ 6,107,315
*Share information (000s)
(1)
Shares sold
Investor Class 5,615 6,833
I Class 107,777 15,469
Z Class 45,193 150,345
Distributions reinvested
Investor Class 926 647
I Class 13,583 1,450
Z Class 55,920 17,234
Shares redeemed
Investor Class (19,025) (41,393)
I Class (19,923) (1,659)
Z Class (88,056) (93,656)
Increase in shares outstanding 102,010 55,270
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE International Bond Fund (USD Hedged)
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (USD
Hedged) (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares: the International Bond Fund (USD
Hedged) (Investor Class), the International Bond Fund (USD Hedged)–Advisor Class
(Advisor Class), the International Bond Fund (USD Hedged)–I Class (I Class), and the
International Bond Fund (USD Hedged)–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was
$1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively.
The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and
Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Bond Fund (USD Hedged)

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25%
of the class’s average daily net assets; during the year ended December 31, 2022, the Advisor Class incurred less than $1,000 in these fees.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE International Bond Fund (USD Hedged)

New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December, 2022, FASB issued ASU
2022-06 which defers the sunset date of Topic 848 from December 31, 2022, to
December 31, 2024, after which entities will no longer be permitted to apply the relief in
Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE International Bond Fund (USD Hedged)

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE International Bond Fund (USD Hedged)

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,386,937 $ — $ 5,386,937
Short-Term Investments 61,994 348,339 — 410,333
Securities Lending Collateral 170,500 — — 170,500
Options Purchased — 3,391 — 3,391
Total Securities 232,494 5,738,667 — 5,971,161
Swaps* — 10,014 — 10,014
Forward Currency Exchange
Contracts — 59,940 — 59,940
Futures Contracts* 5,351 — — 5,351
Total $ 237,845 $ 5,808,621 $ — $ 6,046,466
Liabilities
Swaps* $ — $ 86,843 $ — $ 86,843
Forward Currency Exchange
Contracts — 352,393 — 352,393
Futures Contracts* 18,404 — — 18,404
Total $ 18,404 $ 439,236 $ — $ 457,640
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE International Bond Fund (USD Hedged)

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Centrally Cleared Swaps
,
Futures $ 14,970
Foreign exchange derivatives
Forwards
,
Securities^ 63,331
Credit derivatives Bilateral Swaps and Premiums 395
^
,*
Total $ 78,696
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 1,366
Interest rate derivatives Centrally Cleared Swaps, Futures 92,840
Foreign exchange derivatives Forwards 352,393
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 11,041
Total $ 457,640
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE International Bond Fund (USD Hedged)

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ — $ — $ (73,194) $ — $ 1,938 $ (71,256)
Foreign
exchange
derivatives 1,471 (3,308) — 723,276 — 721,439
Credit
derivatives (361) — — — (6,548) (6,909)
Total $ 1,110 $ (3,308) $ (73,194) $ 723,276 $ (4,610) $ 643,274
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1,366) $ (1,366)
Interest rate
derivatives — — (16,045) — (72,647) (88,692)
Foreign
exchange
derivatives (3,105) — — (317,242) — (320,347)
Credit
derivatives — — — — (9,366) (9,366)
Total $ (3,105) $ — $ (16,045) $ (317,242) $ (83,379) $ (419,771)
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund (USD Hedged)

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all non-cleared bilateral derivatives, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives, subject to an initial margin threshold
(typically $50,000,000 per counterparty) and a minimum transfer amount of $100,000 to $250,000 when initial margin amounts exceed the counterparty threshold. Any

T. ROWE PRICE International Bond Fund (USD Hedged)

additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, and by the governments of France, Germany, Italy, Spain, or the
United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and
OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2022, securities valued at $77,271,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund (USD Hedged)

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 1,038 $ (4,810) $ (3,772) $ 2,829 $ —
Barclays Bank 180 (256) (76) 41 —
BNP Paribas 1,769 (72,627) (70,858) 63,819 —
Canadian Imperial
Bank of Commerce 164 — 164 — 164
Citibank 9,156 (19,824) (10,668) 8,209 —
Deutsche Bank 111 (52,643) (52,532) 44,470 —
Goldman Sachs 1 (1,839) (1,838) 1,926 88
HSBC Bank 5,818 (31,487) (25,669) 20,703 —
JPMorgan Chase 1,045 (5,872) (4,827) 4,014 —
Morgan Stanley 3,326 (48,748) (45,422) 37,393 —
RBC Dominion
Securities 3,938 (113) 3,825 (3,850) —
Standard Chartered 36 (2,263) (2,227) 1,008 —
State Street 16,701 (81,580) (64,879) 57,649 —
UBS Investment
Bank 18,613 (30,825) (12,212) 11,933 —
Wells Fargo 1,830 — 1,830 (1,660) 170
Total $ 63,726 $ (352,887)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund (USD Hedged)

underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 89% and
105% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 10% and 49% of net assets.
Options   The fund is subject to foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest

T. ROWE PRICE International Bond Fund (USD Hedged)

rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool;
or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities.
Premiums on unexercised, expired options are recorded as realized gains or losses;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
December 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 14% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;

T. ROWE PRICE International Bond Fund (USD Hedged)

unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2022, the notional amount of protection sold by the fund totaled $74,181,000 (1.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty

T. ROWE PRICE International Bond Fund (USD Hedged)

to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 10% and 28% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.

T. ROWE PRICE International Bond Fund (USD Hedged)

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$164,096,000; the value of cash collateral and related investments was $170,500,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $3,953,867,000 and $3,797,631,000, respectively, for the year ended
December 31, 2022.

T. ROWE PRICE International Bond Fund (USD Hedged)

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions, the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 585,611 $ 176,562
Long-term capital gain 598 18,270
Total distributions $ 586,209 $ 194,832

T. ROWE PRICE International Bond Fund (USD Hedged)

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the
($000s)
Cost of investments $ 6,560,882
Unrealized appreciation $ 145,473
Unrealized depreciation (814,984)
Net unrealized appreciation (depreciation) $ (669,511)
($000s)
Net unrealized appreciation (depreciation) (669,511)
Loss carryforwards and deferrals (658,633)
Total distributable earnings (loss) $ (1,328,144)

T. ROWE PRICE International Bond Fund (USD Hedged)

extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed

T. ROWE PRICE International Bond Fund (USD Hedged)

the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of less than $1,000 remain subject to repayment by the fund at December 31,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the
Advisor Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$— $(24,558)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE International Bond Fund (USD Hedged)

year ended December 31, 2022, expenses incurred pursuant to these service agreements were $102,000 for Price Associates; $250,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 21% of the I Class’s and 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 10,288 shares of the Advisor Class, representing 100% of the Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE International Bond Fund (USD Hedged)

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE International Bond Fund (USD Hedged)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Bond Fund (USD Hedged)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Bond Fund (USD Hedged) (one
of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Bond Fund (USD Hedged)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$453,952,000 from short-term capital gains
$598,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For shareholders subject to interest expense deduction limitation under Section
163(j), $123,272,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE International Bond Fund (USD Hedged)

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE International Bond Fund (USD Hedged)

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE International Bond Fund (USD Hedged)

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE International Bond Fund (USD Hedged)

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE International Bond Fund (USD Hedged)

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit  Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE International Bond Fund (USD Hedged)

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582529
F1114-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$36,495	$35,530
Audit-Related Fees	-	-
Tax Fees	-	4,217
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023